Related-party transactions - Additional information (Detail)	Dec. 31, 2022	Dec. 31, 2021	Nov. 24, 2021
Disclosure of transactions between related parties [line items]
Business combination, percentage of inetrest acquired		45.00%
Peace River Oil Partnership [member]
Disclosure of transactions between related parties [line items]
Business combination, percentage of inetrest acquired	100.00%		45.00%
Peace River Oil Partnership [member] | Top of range [member]
Disclosure of transactions between related parties [line items]
Business combination, percentage of inetrest acquired			100.00%